Stockholders' Equity - June 2024 Registered Direct Offering (Details) - USD ($) $ / shares in Units, $ in Millions	Jun. 21, 2024	Jun. 19, 2024	Jun. 18, 2024	Oct. 26, 2023	Sep. 30, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Exercise price of warrant					$ 14.39		$ 67.16	$ 1,152.94	$ 6,036.53
Prefunded Warrants
Stockholders' Equity
Warrants issued				33,364	62,100	314,352	33,364
June 2024 Registered Direct Offering
Stockholders' Equity
Issuance of common shares (in shares)		60,500
Price per common stock		$ 20.5
Proceeds for general corporate purposes and working capital requirements	$ 2.1
June 2024 Registered Direct Offering | Prefunded Warrants
Stockholders' Equity
Warrants issued		62,100
Price per warrant		$ 20.495
Amount per share to be reduced from offering price		0
Exercise price of warrant		$ 0.005
Private Placement
Stockholders' Equity
Warrants issued				3,104
Price per warrant				$ 6.25
Exercise price of warrant				$ 79
Number of common stock, each warrant get converted				1
Warrants expiration term				5 years 6 months
Private Placement | Private Placement Warrants
Stockholders' Equity
Warrants issued		122,600
Price per warrant		$ 20.5
Exercise price of warrant		$ 0.41
Number of common stock, each warrant get converted		1
Warrants expiration term		5 years
Private Placement | Wainwright Warrants
Stockholders' Equity
Warrants issued			7,355
Purchase Price of Common Stock, Percentage			125.00%
Exercise price of warrant			$ 25.625
Warrants expiration term			5 years